Share-based Compensation - Valuation (Details) - Employee stock option	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Of Stock Options
Contractual term (in years)		10 years	10 years
Expected volatility, minimum (as a percent)	47.30%	53.20%	54.20%
Expected volatility, maximum (as a percent)	53.50%	60.20%	55.40%
Risk-free interest rate, minimum (per annum)	2.30%	1.50%	1.90%
Risk-free interest rate, maximum (per annum)	2.40%	2.50%	2.40%
Minimum
Valuation Of Stock Options
Contractual term (in years)	9 years 6 months
Exercise multiple	2.2	2.2	2.2
Maximum
Valuation Of Stock Options
Contractual term (in years)	10 years
Exercise multiple	2.8	2.8	2.8